Significant Accounting Policies - Additional information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Advertising Expense
Advertising expense			$ 15,020	$ 156,393
Income Taxes
Uncertain tax position	$ 0		0	0
Interest or penalties	$ 0		$ 0	$ 0